STOCK-BASED COMPENSATION - General (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2017
2017 Plan | ENERGY VAULT HOLDINGS, INC
STOCK-BASED COMPENSATION
Option grant period (in years)	10 years		10 years
Voting rights by employees (in percent)	10.00%		10.00%
Minimum percentage of exercise price for options granted for employee who hold more than 10% voting rights	110.00%		110.00%
2017 Plan | Minimum | ENERGY VAULT HOLDINGS, INC
STOCK-BASED COMPENSATION
Vesting period (in years)	1 year		1 year
2017 Plan | Maximum [Member] | ENERGY VAULT HOLDINGS, INC
STOCK-BASED COMPENSATION
Vesting period (in years)	4 years		4 years
Stock Incentive Plan 2020 [Member]
STOCK-BASED COMPENSATION
Voting rights by employees (in percent)		10.00%
Stock Incentive Plan 2020 [Member] | ENERGY VAULT HOLDINGS, INC
STOCK-BASED COMPENSATION
Option grant period (in years)	10 years	10 years
Voting rights by employees (in percent)	10.00%
Minimum percentage of exercise price for options granted for employee who hold more than 10% voting rights	110.00%	110.00%
Stock Incentive Plan 2020 [Member] | Minimum | ENERGY VAULT HOLDINGS, INC
STOCK-BASED COMPENSATION
Vesting period (in years)	1 year	1 year
Stock Incentive Plan 2020 [Member] | Maximum [Member] | ENERGY VAULT HOLDINGS, INC
STOCK-BASED COMPENSATION
Vesting period (in years)	4 years	4 years